Condensed Financial Information of the Parent Company - Summary of Statement of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands		6 Months Ended			12 Months Ended
	Dec. 31, 2019 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating Expenses [Abstract]
Research and development expenses	¥ 3,490	¥ 442,291	$ 62,602	¥ 265,084	¥ 840,415	$ 118,953	¥ 426,028	¥ 267,075
Administrative expenses		171,384	24,258	574,584	654,553	92,646	66,391	25,436
Loss before income tax expense		(582,853)	(82,497)	(857,337)	(1,451,950)	(205,510)	(401,111)	(298,240)
Net loss attributable to I-MAB		(582,853)	(82,497)	(857,337)	(1,451,950)	(205,510)	(402,833)	(298,240)
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares					5,283	748
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares					27,768	3,930
Net loss attributable to ordinary shareholders		(582,853)	(82,497)	(857,337)	(1,485,001)	(210,188)	(402,833)	(298,240)
Net loss attributable to I-MAB		(582,853)	(82,497)	(857,337)	(1,451,950)	(205,510)	(402,833)	(298,240)
Other comprehensive income:
Foreign currency translation adjustments, net of nil tax		34,726	4,915	(4,972)	10,747	1,521	53,689	5,918
Total comprehensive loss attributable to I-MAB		¥ (548,127)	$ (77,582)	¥ (862,309)	(1,441,203)	(203,989)	(349,144)	(292,322)
Parent Company [Member]
Operating Expenses [Abstract]
Research and development expenses					(380,143)	(53,806)	(121,734)	(128,721)
Administrative expenses					(204,874)	(28,998)	(15,373)
Total operating expenses					(585,017)	(82,804)	(137,107)	(128,721)
Interest income (expenses), net					16,995	2,405	(7,467)	(3,892)
Other expenses					(23,492)	(3,325)
Share of losses of subsidiaries					(866,080)	(122,585)	(319,664)	(151,600)
Fair value change of warrants					5,644	799	61,405	(14,027)
Loss before income tax expense					(1,451,950)	(205,510)	(402,833)	(298,240)
Net loss attributable to I-MAB					(1,451,950)	(205,510)	(402,833)	(298,240)
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares					(5,283)	(748)
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares					(27,768)	(3,930)
Net loss attributable to ordinary shareholders					(1,485,001)	(210,188)	(402,833)	(298,240)
Net loss attributable to I-MAB					(1,451,950)	(205,510)	(402,833)	(298,240)
Other comprehensive income:
Foreign currency translation adjustments, net of nil tax					10,747	1,521	53,689	5,918
Total comprehensive loss attributable to I-MAB					¥ (1,441,203)	$ (203,989)	¥ (349,144)	¥ (292,322)